Other current and non-current non-financial assets - Explorations in Execution (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Chile	$ 1,328,508	$ 731,787
Explorations in execution
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Chile	$ 3,699	$ 1,000